GEORGE PUTNAM BALANCED FUND
Fund summary
Goal
George Putnam Balanced Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees GEORGE PUTNAM BALANCED FUND	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GEORGE PUTNAM BALANCED FUND	Class A	Class B	Class C	Class M	Class R	Class R5		Class R6		Class Y
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%		0.53%		0.53%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.20%	[1]	0.10%	[1]	0.23%
Total annual fund operating expenses	1.01%	1.76%	1.76%	1.51%	1.26%	0.73%		0.63%		0.76%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example GEORGE PUTNAM BALANCED FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	672	679	279	498	128	75	64	78
3 years	878	854	554	810	400	233	202	243
5 years	1,101	1,154	954	1,145	692	406	351	422
10 years	1,740	1,875	2,073	2,088	1,523	906	786	942

Expense Example, No Redemption GEORGE PUTNAM BALANCED FUND (USD $)	Class B	Class C
1 year	179	179
3 years	554	554
5 years	954	954
10 years	1,875	2,073

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 86%.
Investments
We invest mainly in a combination of bonds and value stocks of large and midsized U.S. companies, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks and bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The value of bond investments is also affected by changing market perceptions of the risk of default. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing. The risks associated with bond investments include interest rate risk, which means the value of the fund's investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer term bonds. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/13	11.29%
Best calendar quarter Q2 2009	12.57%
Worst calendar quarter Q4 2008	-26.96%

Average annual total returns after sales charges (for periods ending 12/31/12)
Average Annual Total Returns GEORGE PUTNAM BALANCED FUND		1 year	5 years	10 years
Class A		5.90%	(1.91%)	3.13%
Class A after taxes on distributions		5.65%	(2.43%)	2.15%
Class A after taxes on distributions and sale of fund shares		4.14%	(1.80%)	2.37%
Class B		6.54%	(1.86%)	2.95%
Class C		10.58%	(1.49%)	2.97%
Class M		7.87%	(1.94%)	2.86%
Class R		12.11%	(0.97%)	3.50%
Class R5	[1]	12.60%	(0.50%)	4.00%
Class R6	[1]	12.60%	(0.50%)	4.00%
Class Y		12.60%	(0.50%)	4.00%
Russell 1000 Value Index (no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		4.22%	5.95%	5.18%
George Putnam Blended Index (no deduction for fees, expenses or taxes)		12.29%	3.86%	7.22%
[1]	Class R5 and class R6 shares were not outstanding during the time periods shown. Performance shown for class R5 and class R6 shares is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

The George Putnam Blended Index is an unmanaged index administered by Putnam Management, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays U.S. Aggregate Bond Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.